Acquisitions and Divestitures Divestitures (Details) $ in Millions	3 Months Ended							12 Months Ended
	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Divestitures [Line Items]
Goodwill, written off related to divestiture								$ 19	$ 16
Proceeds from divestitures								32	1,646	$ 225
(Gain) loss on divestitures								$ 26	$ 1,340	$ (111)
Building Efficiency Systems and Service North America [Member]
Divestitures [Line Items]
Sales Price of Business Divestitures		$ 16
Goodwill, written off related to divestiture		3
(Gain) loss on divestitures		$ 14
Series of Individually Immaterial Business Acquisitions [Member]
Divestitures [Line Items]
Number of Businesses Acquired								2	3	4
CBRE Group, Inc. [Member] [Member] | Global Workplace Solutions
Divestitures [Line Items]
Income from discontinued operations before income taxes			$ 940						$ (940)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			643
Income tax expense from disposal									297
Goodwill, written off related to divestiture			220
Proceeds from divestitures			1,400
Yanfeng Automotive Trim Systems [Member] | Automotive Experience Interiors
Divestitures [Line Items]
Income from discontinued operations before income taxes			145
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			38
Goodwill, written off related to divestiture			$ 21
Brookfield Johnson Controls [Member] | Global Workplace Solutions
Divestitures [Line Items]
Number of Joint Ventures Divested				2
Proceeds from Divestiture of Interest in Joint Venture				$ 141
Income from discontinued operations before income taxes				200					(200)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax				127
Income tax expense from disposal									73
Goodwill, written off related to divestiture				$ 20
Headliner and Sunvisor [Member]
Divestitures [Line Items]
Cash paid to buyer in divestiture					$ 54
Gain (loss) on divestiture					(95)
Income tax expense from disposal					38
Goodwill, written off related to divestiture					0
Business Divestitures, 2004 | Global Workplace Solutions
Divestitures [Line Items]
Gain (loss) on divestiture					$ (25)					$ 25
Automotive Experience Electronics
Divestitures [Line Items]
Income from discontinued operations before income taxes										8
Proceeds from divestitures						$ 266
Business Divestitures, Not Specific
Divestitures [Line Items]
Gain (loss) on divestiture	$ 12
Proceeds from divestitures	39								$ 119
Cash Divested from Deconsolidation	$ 13
Number of businesses divested	2								4
Proceeds from Divestiture of Businesses, Net of Cash Divested								$ 29	$ 86
Business Divestitures, Not Specific | Building Efficiency Systems and Service North America [Member]
Divestitures [Line Items]
Gain (loss) on divestiture									7
Goodwill, written off related to divestiture									2
Business Divestitures, Not Specific | Automotive Experience Seating
Divestitures [Line Items]
Gain (loss) on divestiture									10
Business Divestitures, Not Specific | Automotive Experience Interiors
Divestitures [Line Items]
Gain (loss) on divestiture							$ 9
Goodwill, written off related to divestiture							0
Proceeds from divestitures							$ 13
Number of businesses divested							1
Business Divestitures, Not Specific | Building Efficiency Products North America [Member]
Divestitures [Line Items]
Gain (loss) on divestiture									38
Goodwill, written off related to divestiture	$ 3								14
Business Divestitures, Not Specific | Building Efficiency Other
Divestitures [Line Items]
Goodwill, written off related to divestiture	$ 13
Assets held for sale | Series of Individually Immaterial Business Acquisitions [Member]
Divestitures [Line Items]
Goodwill, purchase accounting adjustments										$ 2
Assets held for sale | Business Divestitures, Not Specific | Automotive Experience Seating
Divestitures [Line Items]
Goodwill, written off related to divestiture									$ 4